BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Business Acquisition
GOODWILL	$ 337,320	$ 315,038	$ 252,193
All Boxed Up
Business Acquisition
GOODWILL	934
Goodwill - Tax Deductible	1,914
Titan
Business Acquisition
GOODWILL	22,928
Goodwill - Tax Deductible	46,898
Cedar Poly, LLC
Business Acquisition
GOODWILL	2,420
Goodwill - Tax Deductible	4,821
Ultra
Business Acquisition
GOODWILL	8,550
Goodwill - Tax Deductible	20,390
Advantage
Business Acquisition
GOODWILL	7,987
Goodwill - Tax Deductible	13,817
Ficus
Business Acquisition
GOODWILL	3,253
Goodwill - Tax Deductible	12,686
Boxpack Packaging
Business Acquisition
GOODWILL	2,131
Goodwill - Tax Deductible	6,963
Shelter Products
Business Acquisition
GOODWILL	1,619
Goodwill - Tax Deductible	4,039
Endurable Building Products
Business Acquisition
GOODWILL	1,809
Goodwill - Tax Deductible	7,099
Walnut Hollow Farm, Inc.
Business Acquisition
GOODWILL	556
Goodwill - Tax Deductible	1,526
J. C. Gilmore Pty Ltd
Business Acquisition
GOODWILL	3,838
Goodwill - Tax Deductible	5,469
PalletOne
Business Acquisition
GOODWILL	44,378
Goodwill - Tax Deductible	79,917
Non-compete agreements | Advantage
Business Acquisition
Intangible assets other than goodwill	310
Non-compete agreements | Ficus
Business Acquisition
Intangible assets other than goodwill	2,784
Non-compete agreements | Boxpack Packaging
Business Acquisition
Intangible assets other than goodwill	821
Non-compete agreements | Shelter Products
Business Acquisition
Intangible assets other than goodwill	30
Non-compete agreements | J. C. Gilmore Pty Ltd
Business Acquisition
Intangible assets other than goodwill	1,631
Customer relationships | All Boxed Up
Business Acquisition
Intangible assets other than goodwill	980
Customer relationships | Titan
Business Acquisition
Intangible assets other than goodwill	23,970
Customer relationships | Cedar Poly, LLC
Business Acquisition
Intangible assets other than goodwill	2,401
Customer relationships | Ultra
Business Acquisition
Intangible assets other than goodwill	6,820
Customer relationships | Advantage
Business Acquisition
Intangible assets other than goodwill	5,100
Customer relationships | Ficus
Business Acquisition
Intangible assets other than goodwill	4,931
Customer relationships | Boxpack Packaging
Business Acquisition
Intangible assets other than goodwill	4,011
Customer relationships | Shelter Products
Business Acquisition
Intangible assets other than goodwill	2,200
Customer relationships | Endurable Building Products
Business Acquisition
Intangible assets other than goodwill	4,080
Customer relationships | Walnut Hollow Farm, Inc.
Business Acquisition
Intangible assets other than goodwill	410
Customer relationships | PalletOne
Business Acquisition
Intangible assets other than goodwill	18,089
Tradename | Ultra
Business Acquisition
Intangible assets other than goodwill	5,020
Tradename | Advantage
Business Acquisition
Intangible assets other than goodwill	420
Tradename | Ficus
Business Acquisition
Intangible assets other than goodwill	1,718
Tradename | Shelter Products
Business Acquisition
Intangible assets other than goodwill	190
Tradename | Endurable Building Products
Business Acquisition
Intangible assets other than goodwill	1,210
Tradename | Walnut Hollow Farm, Inc.
Business Acquisition
Intangible assets other than goodwill	560
Tradename | PalletOne
Business Acquisition
Intangible assets other than goodwill	$ 17,450